Credit Risk - Summary of Full Interest-Only New Business in the Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Full interest-only loans	£ 4,267	£ 4,000